Portfolio of Investments
Columbia Overseas Core Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Australia 1.3%
Ansell Ltd.	314,464	8,601,341
Canada 3.9%
Alimentation Couche-Tard, Inc., Class B	368,488	12,237,535
Cameco Corp.	781,255	7,828,175
Yamana Gold, Inc.	1,319,203	6,886,240
Total		26,951,950
China 1.5%
Tencent Holdings Ltd.	144,600	10,541,014
Denmark 0.7%
Novo Nordisk A/S, Class B	71,382	4,784,229
Finland 2.7%
UPM-Kymmene OYJ	355,694	11,671,134
Valmet OYJ	283,974	7,166,810
Total		18,837,944
France 7.2%
AtoS(a)	61,870	5,647,542
AXA SA	297,851	6,963,601
Capgemini SE	99,921	13,901,602
DBV Technologies SA, ADR(a)	137,101	335,898
Eiffage SA(a)	94,915	9,279,598
Sanofi	73,898	7,448,835
Total SE	150,960	6,407,557
Total		49,984,633
Germany 3.6%
Aroundtown SA(a)	1,045,508	7,236,026
Bayer AG, Registered Shares	86,409	4,978,348
Covestro AG	149,014	8,291,594
Duerr AG	121,664	4,434,879
Total		24,940,847
Hong Kong 0.8%
WH Group Ltd.	7,124,500	5,804,132
Ireland 1.7%
Amarin Corp. PLC, ADR(a)	92,737	459,975
Flutter Entertainment PLC(a)	60,615	11,043,833
Total		11,503,808
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 1.8%
Bank Hapoalim BM(a)	843,757	5,528,962
Bezeq Israeli Telecommunication Corp., Ltd.(a)	1,985,139	2,148,479
Check Point Software Technologies Ltd.(a)	38,498	4,530,445
Total		12,207,886
Italy 1.4%
Recordati Industria Chimica e Farmaceutica SpA	178,618	9,553,472
Japan 27.9%
Amano Corp.	306,100	7,179,433
Bandai Namco Holdings, Inc.	49,300	4,486,703
BayCurrent Consulting, Inc.	61,500	10,235,145
COMSYS Holdings Corp.	359,500	10,613,415
Fujitsu Ltd.	20,200	2,794,430
Invincible Investment Corp.	14,620	4,316,217
ITOCHU Corp.	525,600	13,870,204
JustSystems Corp.	66,000	4,447,116
Kinden Corp.	276,100	4,410,255
Koito Manufacturing Co., Ltd.	156,400	9,371,421
Matsumotokiyoshi Holdings Co., Ltd.	265,400	12,387,652
Meitec Corp.	77,300	3,558,394
Nihon M&A Center, Inc.	137,400	9,600,648
Nippon Telegraph & Telephone Corp.	278,900	6,596,060
ORIX Corp.	631,900	9,352,989
Round One Corp.	541,000	4,411,584
Shionogi & Co., Ltd.	146,500	7,841,773
Ship Healthcare Holdings, Inc.	182,500	9,093,354
Sony Corp.	154,800	14,425,112
Subaru Corp.	265,200	5,262,178
Sumitomo Mitsui Financial Group, Inc.	191,400	5,503,241
Takeda Pharmaceutical Co., Ltd.	388,877	13,910,851
Takuma Co., Ltd.	566,100	9,694,682
Uchida Yoko Co., Ltd.	68,100	3,332,247
ValueCommerce Co., Ltd.	180,500	5,965,431
Total		192,660,535
Columbia Overseas Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 6.3%
ABN AMRO Bank NV(a)	527,424	5,399,403
ASR Nederland NV	254,913	9,446,633
ING Groep NV(a)	828,042	8,054,129
Koninklijke Ahold Delhaize NV	347,758	9,942,855
Signify NV(a)	248,109	10,458,245
Total		43,301,265
Norway 2.5%
SalMar ASA(a)	159,370	8,711,641
Yara International ASA	213,781	8,665,335
Total		17,376,976
Pakistan 0.4%
Lucky Cement Ltd.(a)	487,165	2,003,367
Oil & Gas Development Co., Ltd.	1,675,560	1,033,765
Total		3,037,132
Russian Federation 0.8%
Sberbank of Russia PJSC, ADR	421,986	5,566,664
Singapore 1.7%
BW LPG Ltd.	586,657	3,746,365
Venture Corp., Ltd.	558,500	7,795,154
Total		11,541,519
South Korea 2.8%
Hyundai Home Shopping Network Corp.	54,370	3,587,016
Samsung Electronics Co., Ltd.	189,982	11,452,258
Youngone Corp.	166,990	4,512,745
Total		19,552,019
Spain 2.5%
ACS Actividades de Construccion y Servicios SA	277,795	8,776,367
Endesa SA	221,318	6,361,253
Tecnicas Reunidas SA(a)	195,916	2,404,094
Total		17,541,714
Sweden 2.4%
Granges AB(a)	285,934	3,167,471
Samhallsbyggnadsbolaget i Norden AB	3,873,028	13,245,473
Total		16,412,944
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 4.6%
Landis+Gyr Group AG(a)	79,817	5,747,884
Nestlé SA, Registered Shares	95,543	10,702,203
Roche Holding AG, Genusschein Shares	46,219	15,180,495
Total		31,630,582
Taiwan 3.2%
Fubon Financial Holding Co., Ltd.	6,092,000	9,469,159
Parade Technologies Ltd.	125,000	4,543,071
Tripod Technology Corp.	1,802,000	7,750,363
Total		21,762,593
United Kingdom 10.7%
BP PLC	1,294,332	4,202,478
British American Tobacco PLC	334,843	11,787,236
BT Group PLC	2,538,867	3,929,941
Crest Nicholson Holdings PLC(a)	773,628	3,024,906
DCC PLC	150,807	11,354,411
GW Pharmaceuticals PLC, ADR(a)	12,887	1,805,211
John Wood Group PLC(a)	827,108	3,235,962
Just Group PLC(a)	5,225,546	3,876,440
Legal & General Group PLC	2,479,754	8,189,080
Royal Dutch Shell PLC, Class B	750,755	12,057,496
TP ICAP PLC	2,366,068	6,687,167
WPP PLC	355,793	3,428,335
Total		73,578,663
United States 7.0%
ACADIA Pharmaceuticals, Inc.(a)	21,985	1,245,670
Aerie Pharmaceuticals, Inc.(a)	96,249	1,194,450
Alexion Pharmaceuticals, Inc.(a)	22,223	2,713,650
Broadcom, Inc.(b)	23,490	9,433,114
Burford Capital Ltd.	612,685	6,243,260
Insmed, Inc.(a)	45,198	1,763,174
Liberty Global PLC, Class C(a)	429,778	9,300,396
Primo Water Corp.(b)	827,321	12,434,635
Quotient Ltd.(a)	279,646	1,940,743
Sage Therapeutics, Inc.(a)	26,495	1,963,015
Total		48,232,107
Total Common Stocks (Cost $619,593,077)		685,905,969

2	Columbia Overseas Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2020 (Unaudited)
Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
iShares MSCI EAFE ETF	13,759	965,194
Total Exchange-Traded Equity Funds (Cost $892,473)		965,194

Rights 0.1%
Issuer	Shares	Value ($)
Sweden 0.1%
Granges AB(a)	285,934	430,056
Total Rights (Cost $—)		430,056

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(c),(d)	1,636,815	1,636,652
Total Money Market Funds (Cost $1,636,652)		1,636,652
Total Investments in Securities (Cost $622,122,202)		688,937,871
Other Assets & Liabilities, Net		1,288,117
Net Assets		$690,225,988

At November 30, 2020, securities and/or cash totaling $8,991,362 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,243,000 CAD	10,079,665 USD	Morgan Stanley	12/23/2020	—	(119,489)
9,233,000 GBP	12,126,824 USD	Morgan Stanley	12/23/2020	—	(187,451)
2,852,140,000 JPY	27,145,105 USD	Morgan Stanley	12/23/2020	—	(189,947)
15,071,545,000 KRW	13,510,937 USD	Morgan Stanley	12/23/2020	—	(90,454)
61,491,000 NOK	6,713,676 USD	Morgan Stanley	12/23/2020	—	(199,752)
288,286,000 TWD	10,151,058 USD	Morgan Stanley	12/23/2020	36,026	—
17,607,493 USD	24,280,000 AUD	Morgan Stanley	12/23/2020	219,996	—
6,783,586 USD	6,202,000 CHF	Morgan Stanley	12/23/2020	47,964	—
6,790,100 USD	42,790,000 DKK	Morgan Stanley	12/23/2020	72,196	—
27,160,544 USD	22,991,000 EUR	Morgan Stanley	12/23/2020	286,314	—
6,778,085 USD	58,583,000 SEK	Morgan Stanley	12/23/2020	56,540	—
3,446,508 USD	4,639,000 SGD	Morgan Stanley	12/23/2020	12,500	—
Total				731,536	(787,093)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Broadcom, Inc.	Morgan Stanley	USD	(4,698,486)	(117)	420.00	12/18/2020	(51,455)	(83,655)
Primo Water Corp.	Morgan Stanley	USD	(4,143,771)	(2,757)	15.00	12/18/2020	(79,078)	(89,603)
Total							(130,533)	(173,258)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2020.
Columbia Overseas Core Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	1,359,749	201,641,062	(201,364,098)	(61)	1,636,652	(5)	7,920	1,636,815
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Core Fund | Quarterly Report 2020

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